Related Party Transactions - Summary of Remuneration of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of transactions between related parties [abstract]
Short term employee benefits	₨ 326	$ 5	₨ 348	₨ 341
Post-employment benefits	24	0	26	26
Share based payments	61	1	77	66
Total	₨ 411	$ 6	₨ 451	₨ 433